Borrowings and lease liabilities - Schedule of borrowings (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of borrowing costs [Abstract]
Opening balance	$ 2,239	$ 1,983	$ 1,983
Proceeds from borrowings	320	8	343
Repayment of borrowings	(420)	(74)	(87)
Finance costs paid on borrowings	(58)		(99)
Interest charged to the income statement	60		108
Deferred loan fees	0		(2)
Translation	(6)		(7)
Closing balance	2,135		2,239
Borrowings
Non-current	1,934		2,032
Current	201		207
Finance costs paid on borrowings	58		99
Commitment fees, utilisation fees and other borrowing costs	5		12
Total finance costs paid	$ 63	$ 56	$ 111